Common Stock and Stock-Based Awards - Stock Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of stock options		$ 4.51	$ 5.53
Intrinsic Value, Stock options exercised		$ 438	$ 981
Performance-based stock options to granted		2,508,553
Stock based compensation expense for stock options		$ 34,101	$ 25,482
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of stock options				$ 5.53
Performance-based stock options to granted				562,000
Percentage of Performance-Based Stock Options	50.00%
Stock based compensation expense for stock options		$ 2,051
Percentage of Performance-Based Stock Options Vesting	50.00%